Common Stock and Capital Surplus	12 Months Ended
Mar. 31, 2011
Common Stock and Capital Surplus
Common Stock and Capital Surplus

16.    COMMON STOCK AND CAPITAL SURPLUS

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	10,861,643,790	11,648,360,720	14,148,414,920
Issuance of new shares of common stock by conversion of Class 8 Preferred Stock	43,895,180	—	—
Issuance of new shares of common stock by conversion of Class 12 Preferred Stock	42,821,750	—	—
Issuance of new shares of common stock by way of Offering (Public Offering)	634,800,000	2,337,000,000	—
Issuance of new shares of common stock by way of Third- Party Allotment	65,200,000	163,000,000	—
Issuance of new shares of common stock by way of exercise of the stock acquisition rights	—	54,200	2,479,700

Balance at end of fiscal year	11,648,360,720	14,148,414,920	14,150,894,620

Under the Company Law, issuances of common stock, including conversions of bonds and notes, are required to be credited to the common stock account for at least 50% of the proceeds and to the legal capital surplus account ("legal capital surplus") for the remaining amounts.

The Company Law permits Japanese companies, upon approval by the Board of Directors, to issue shares in the form of a "stock split," as defined in the Company Law. Also, prior to April 1, 1991, Japanese companies were permitted to issue free share distributions. BTMU and MUTB from time to time made free share distributions. These free distributions usually ranged from 5% to 10% of outstanding common stock and publicly-owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders' record date by reducing retained earnings and increasing the appropriate capital accounts by an amount equal to the fair value of the shares issued. The application of such United States accounting practice to the cumulative free distributions made by BTMU and MUTB at March 31, 2011, would have increased capital accounts by ¥1,910,106 million with a corresponding decrease in unappropriated retained earnings (accumulated deficit).

The Company Law permits that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among these accounts under certain conditions upon the approval of a shareholders' meeting. The Company Law limits the increase of paid in capital in case disposition of treasury stock and issuance of common stock are performed at the same time.

Common Stock Issued during the fiscal year ended March 31, 2009

On December 15, 2008, MUFG issued 634,800,000 shares of common stock by way of offering and sold 300,000,000 shares of common stock through a secondary offering of shares by way of sale of Treasury stock. Both types of stock were offered at ¥399.80 per share (issue price and selling price at ¥417.00 per share) for ¥253,793 million and ¥119,940 million, respectively. As a result, ¥29,811 million was included in Capital stock, and the same amount was also included in Capital surplus.

On December 16, 2008, MUFG sold 65,200,000 shares of common stock through a secondary offering of shares by way of over-allotment, in which an underwriter borrows securities from certain shareholder(s) of MUFG to sell the shares, at a selling price of ¥417.00 per shares for ¥27,188 million. In connection with the secondary offering by way of over-allotment, on January 14, 2009, MUFG issued 65,200,000 new shares of common stock by way of third-party allotment at ¥399.80 per share for ¥26,067 million. As a result, ¥13,033 million was included in Capital stock, and the same amount was also included in Capital surplus.

As for Capital surplus, the fee retained by MUFG's subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance in addition to the balance mentioned above.

Common Stock Issued during the fiscal year ended March 31, 2010

On December 21, 2009, MUFG issued 2,337,000,000 shares of common stock by way of offering. This type of stock was offered at ¥412.53 per share (issue price and selling price at ¥428.00 per share) for ¥964,082 million. As a result, ¥482,041 million was included in Capital stock, and the same amount was also included in Capital surplus.

On December 22, 2009, MUFG sold 163,000,000 shares of common stock through a secondary offering of shares by way of over-allotment, in which an underwriter borrows securities from certain shareholder(s) of MUFG to sell the shares, at a selling price of ¥428.00 per shares for ¥69,764 million. In connection with the secondary offering by way of over-allotment, on December 25, 2009, MUFG issued 163,000,000 new shares of common stock by way of third-party allotment at ¥412.53 per share for ¥67,242 million. As a result, ¥33,621 million was included in Capital stock, and the same amount was also included in Capital surplus.

As for Capital surplus, the fee retained by MUFG's subsidiary as underwriting compensation, net of stock issue expense, was included in the total Capital surplus balance in addition to the balance mentioned above.

Treasury Stock

The Company Law permits Japanese companies to effect purchases of their own shares pursuant to a resolution by the shareholders at an annual general meeting until the conclusion of the following ordinary general meeting of shareholders, and to hold such shares as their treasury stock indefinitely regardless of purpose. However, the Company Law requires the amount of treasury stock purchased should be within the amount of retained earnings available for dividends. Disposition of treasury stock is subject to the approval of the Board of Directors and is to follow the procedures similar to a public offering of shares for subscription.

Parent Company Shares Held by Subsidiaries and Affiliated Companies

At March 31, 2011, certain subsidiaries and affiliated companies owned shares of common stock of MUFG. Such shares are included in treasury stock in the consolidated balance sheets and deducted from the MUFG's shareholders' equity.